Cover	Sep. 02, 2021	Aug. 04, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 06, 2022
Entity Registrant Name	Keros Therapeutics, Inc.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-39264
Entity Tax Identification Number		81-1173868
Entity Address, Address Line One	99 Hayden Avenue
Entity Address, Address Line Two	Suite 120
Entity Address, Address Line Three	Building E
Entity Address, City or Town	Lexington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02421
City Area Code	617
Local Phone Number	314-6297
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	KROS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001664710
Amendment Flag	false